Property, Plant and Equipment - Additional Information (Details) - USD ($) $ in Thousands	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2026	Jun. 30, 2025	Jun. 30, 2026	Jun. 30, 2025	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Property, Plant, and Equipment [Abstract]
Depreciation expense	$ 15,744	$ 14,916	$ 31,249	$ 29,830	$ 61,174	$ 23,898	$ 13,855